MORTGAGE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Disclosure of mortgage payable [Table Text Block]
	First Mortgage	Second Mortgage	Third Mortgage	Fourth Mortgage	Total
	$	$	$	$	$
Balance, December 31, 2019	2,437,175	-	-	-	2,437,175
New mortgage (refinancing)	(2,446,000)	2,446,000	-	-	-
Transaction costs	-	(18,345)	-	-	(18,345)
Interest expense	42,457	178,242	-	-	220,699
Repayments	(33,632)	(163,067)	-	-	(196,699)
Balance, December 31, 2020	-	2,442,830	-	-	2,442,830
New mortgage (refinancing)	-	(2,446,000)	-	3,500,000	1,054,000
Transaction costs	-	-	(18,345)	(42,778)	(61,123)
Interest expense	-	35,783	104,723	133,878	274,384
Repayments	-	(32,613)	(86,378)	(89,546)	(208,537)
Balance, December 30, 2021	-	-	-	3,501,554	3,501,554